DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
Schedule of fair value of derivative instruments

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

Schedule of effect of the Company's interest rate swaps on the consolidated statements of income

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" represents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.